OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 27,105	$ 31,652
Accrued warranty costs (See B below)	8,080	9,517
Governmental institutions	4,846	12,202
Governments grants payables	1,019	647
Hedging derivative	0	454
Other	244	353
Other current liabilities	$ 41,294	$ 54,825